Commitments And Contingencies (Details) (USD $)	Jun. 30, 2011
Commitments And Contingencies
Number of putative class action lawsuits	4
Civil penalty for violation of the act maximum first time violation	$ 250
Civil penalty for violation of act, each subsequent transaction	$ 1,000